Other Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Bonus accrual	$ 1,807	$ 600
Sales tax payable	5,445	5,065
Unfunded lease payable	2,697	5,045
Interest payable	91	66
Other accrued liabilities	1,919	2,191
Total accrued liabilities	$ 11,959	$ 12,967